CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company balance sheets - Additional information (Details)			6 Months Ended
	May 01, 2024 shares	Mar. 29, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Mar. 28, 2024 $ / shares shares	Oct. 16, 2023 shares	Oct. 10, 2023 shares	Jun. 30, 2023 $ / shares shares	Mar. 15, 2023 $ / shares	Dec. 31, 2022 $ / shares shares	Jun. 14, 2021 $ / shares	Apr. 05, 2021 $ / shares shares	Apr. 05, 2021 ¥ / shares shares
Parent company balance sheets
Ordinary shares, shares outstanding	7,927,132
Reverse stock split	0.056		0.2
Class A ordinary shares [Member]
Parent company balance sheets
Ordinary shares, par value (in dollars per share) | (per share)		$ 0.0001	$ 0.0001	$ 0.0925			$ 0.0001	$ 0.0925	$ 0.0001	$ 0.0925	$ 0.0925	¥ 0.62
Ordinary shares, shares authorized		500,000,000	500,000,000	150,000,000			500,000,000		500,000,000		150,000,000	150,000,000
Ordinary shares, shares issued			2,371,573		1,175,000		2,306,295		1,704,766
Ordinary shares, shares outstanding	141,703,218		2,371,573			1,175,000	2,306,295		1,704,766
Reverse stock split	0.056	0.056
Class A ordinary shares [Member] | RECON TECHNOLOGY LTD
Parent company balance sheets
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001				$ 0.0001
Ordinary shares, shares authorized			500,000,000				500,000,000
Ordinary shares, shares issued			2,371,573				2,306,295
Ordinary shares, shares outstanding			2,371,573				2,306,295
Class B ordinary shares [Member]
Parent company balance sheets
Ordinary shares, par value (in dollars per share) | (per share)		$ 0.0001	$ 0.0001	$ 0.0925			$ 0.0001		$ 0.0001		$ 0.0925	¥ 0.62
Ordinary shares, shares authorized		80,000,000	80,000,000	20,000,000			80,000,000		80,000,000		20,000,000	20,000,000
Ordinary shares, shares issued			7,100,000				7,100,000		4,100,000
Ordinary shares, shares outstanding			7,100,000				7,100,000		4,100,000
Class B ordinary shares [Member] | RECON TECHNOLOGY LTD
Parent company balance sheets
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001				$ 0.0001
Ordinary shares, shares authorized			80,000,000				80,000,000
Ordinary shares, shares issued			7,100,000				7,100,000
Ordinary shares, shares outstanding			7,100,000				7,100,000